Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between executive compensation and our financial performance for each of the last three completed fiscal years.

Pay versus Performance Table - Compensation Definitions

The following table reports the compensation of our Principal Executive Officer (“PEO”) and the average compensation of the other Named Executive Officers (“Other NEOs”) as reported in the Summary Compensation Table for the past three fiscal years, as well as their “Compensation Actually Paid.” Compensation Actually Paid as reported in this section is calculated pursuant to recently adopted SEC rules, which require various adjustments be made to amounts that have been previously reported in the Summary Compensation Table in previous years, as the SEC’s valuations methods for this section differ from those required in the Summary Compensation Table. The dollar amounts do not reflect the actual amount of compensation earned or received by the PEO or Other NEOs during the applicable year.

Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(1)(3)(4)	Average Summary Compensation Table Total for Other NEOs ($)(5)(6)	Average Compensation Actually Paid to Other NEOs ($)(3)(4)(5)	Value of Initial Fixed $100 Investment Based On:		WH GAAP Net Income ($)(9)	WH EBIT Per Share, as adjusted ($)(10)
					WH Total Shareholder Return ($)(7)	Peer Group Total Shareholder Return ($)(8)
2022	9,732,789	1,614,733	2,808,056	1,359,474	118.40	66.82	355	6.65
2021	18,209,539	33,542,395	3,120,108	4,398,327	146.27	88.38	244	5.68
2020	6,504,163	10,747,855	2,693,111	2,147,797	95.85	73.74	(132)	2.94

(1)	Chief Executive Officer Geoffrey A. Ballotti served as the PEO for all three years above and shall be referred to as “CEO” throughout the remainder of this section.
(2)	The dollar amounts reported are the amounts of total compensation reported for our CEO for each corresponding year in the “Total” column of the Summary Compensation Table.

57

Table of Contents

(3)	Calculations of Compensation Actually Paid are reported in compliance with recently adopted SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:
Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	–	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,290,631	(1,001,586)	(75,966)	–	44,460	1,359,474
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	–	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	925,964	176,636	(423,164)	24,587	4,398,327
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	–	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,111	63,574	(154,298)	(428,950)	7,916	2,147,797

The table above does not reflect the LTIP modifier grants awarded in 2019 and 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. While the 2020 grant would have had a $0 impact on Compensation Actually Paid, the 2019 grant would have resulted in a downward adjustment of $(1,317,496) for our CEO and $(172,227) on average for our Other NEOs for 2020, with no further adjustments with respect to either award in 2021 and 2022. These awards have been excluded to avoid such a reduction in Compensation Actually Paid under the foregoing circumstances.

(4)	The fair value of stock options reported for Compensation Actually Paid is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2022. The assumptions used in estimating fair value for option awards granted during 2020-2021 are as follows:
Grant Year	2022	2021	2020
Volatility	–	32.35 – 39.13%	32.63 – 67.99%
Expected life (in years)	–	2.40 – 3.40 years	1.40 – 4.15 years
Expected dividend yield	–	1.51 – 1.81%	0.20 – 3.39%
Risk-free rate	–	1.03 – 4.23%	0.16 – 4.50%

(5)	The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey. The Other NEOs in the 2020 reporting year are Michele Allen, Paul F. Cash, Mary R. Falvey, Lisa Checchio, Tom H. Barber and Robert D. Loewen.
(6)	The dollar amounts reported represent the average of the amounts reported for our company’s named executive officers as a group (excluding Mr. Ballotti) for each corresponding year in the “Total” column of the Summary Compensation Table.

58

Table of Contents

(7)	Cumulative Total Shareholder Return represents the measurement period value of an investment of $100 in our stock on December 31, 2019, and then valued again on each of December 31, 2020, December 31, 2021 and December 31, 2022.
(8)	Consistent with the Stock Performance Graph included in the Company’s Annual Report on Form 10-K for the fiscal year ending December 31, 2022, as permitted by SEC rules the peer group depicted is the S&P Hotels, Resorts & Cruise Lines Index (consisting of Booking Holdings Inc., Carnival Corporation & plc, Expedia Group, Inc., Hilton Worldwide Holdings Inc., Marriott International, Inc., Norwegian Cruise Line Holdings Ltd., and Royal Caribbean Cruises Ltd.).
(9)	Values shown are in millions.
(10)	Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.

Company Selected Measure Name	EBIT Per Share, as adjusted
Named Executive Officers, Footnote [Text Block]
(5)	The Other NEOs in the 2022 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, and Scott Strickland. The Other NEOs in the 2021 reporting year are Michele Allen, Paul F. Cash, Lisa Checchio, Scott LePage and Mary R. Falvey. The Other NEOs in the 2020 reporting year are Michele Allen, Paul F. Cash, Mary R. Falvey, Lisa Checchio, Tom H. Barber and Robert D. Loewen.

Peer Group Issuers, Footnote [Text Block]
(8)	Consistent with the Stock Performance Graph included in the Company’s Annual Report on Form 10-K for the fiscal year ending December 31, 2022, as permitted by SEC rules the peer group depicted is the S&P Hotels, Resorts & Cruise Lines Index (consisting of Booking Holdings Inc., Carnival Corporation & plc, Expedia Group, Inc., Hilton Worldwide Holdings Inc., Marriott International, Inc., Norwegian Cruise Line Holdings Ltd., and Royal Caribbean Cruises Ltd.).

PEO Total Compensation Amount	$ 9,732,789	$ 18,209,539	$ 6,504,163
PEO Actually Paid Compensation Amount	$ 1,614,733	33,542,395	10,747,855
Adjustment To PEO Compensation, Footnote [Text Block]

(3)	Calculations of Compensation Actually Paid are reported in compliance with recently adopted SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:
Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	–	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,290,631	(1,001,586)	(75,966)	–	44,460	1,359,474
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	–	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	925,964	176,636	(423,164)	24,587	4,398,327
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	–	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,111	63,574	(154,298)	(428,950)	7,916	2,147,797

The table above does not reflect the LTIP modifier grants awarded in 2019 and 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. While the 2020 grant would have had a $0 impact on Compensation Actually Paid, the 2019 grant would have resulted in a downward adjustment of $(1,317,496) for our CEO and $(172,227) on average for our Other NEOs for 2020, with no further adjustments with respect to either award in 2021 and 2022. These awards have been excluded to avoid such a reduction in Compensation Actually Paid under the foregoing circumstances.

Non-PEO NEO Average Total Compensation Amount	$ 2,808,056	3,120,108	2,693,111
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,359,474	4,398,327	2,147,797
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3)	Calculations of Compensation Actually Paid are reported in compliance with recently adopted SEC rules which require certain adjustments be made to the Summary Compensation Table reported totals. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the CEO or Other NEOs without restriction, but rather is a value calculated under the applicable SEC rules. In general, Compensation Actually Paid is calculated as Summary Compensation Table total compensation adjusted to include the fair value of equity awards as of December 31st of the applicable year or, if earlier, the vesting date (rather than the grant date). Our CEO and Other NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included. The following table details these adjustments:
Year	Role(s)	Summary Compensation Table Total ($)	(Subtract) Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year	Add Year- End Fair Value of Awards Granted in Year	Add/ (Subtract) Change in Fair Value of Equity Awards Granted in Prior Years	Add/ (Subtract) Change in Value of Vested Equity Awards	(Subtract) Value of Equity Awards that Failed to Meet Vesting Conditions	Add Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Compensation Actually Paid
2022	CEO	9,732,789	(5,999,974)	6,463,895	(7,900,974)	(886,654)	–	205,651	1,614,733
	Other NEOs	2,808,056	(1,706,121)	1,290,631	(1,001,586)	(75,966)	–	44,460	1,359,474
2021	CEO	18,209,539	(14,600,000)	20,613,575	7,932,664	1,199,193	–	187,424	33,542,395
	Other NEOs	3,120,108	(1,532,292)	2,106,488	925,964	176,636	(423,164)	24,587	4,398,327
2020	CEO	6,504,163	(4,500,000)	7,931,831	1,318,023	(560,432)	–	54,270	10,747,855
	Other NEOs	2,693,111	(1,291,667)	1,258,111	63,574	(154,298)	(428,950)	7,916	2,147,797

The table above does not reflect the LTIP modifier grants awarded in 2019 and 2020 in the form of PSUs. No original grant date fair value was attributable to these awards under ASC 718 due to the fact that no amount would have been earned under these awards at target performance and performance in excess of 100% of target performance was required for any PSUs to be earned. While the 2020 grant would have had a $0 impact on Compensation Actually Paid, the 2019 grant would have resulted in a downward adjustment of $(1,317,496) for our CEO and $(172,227) on average for our Other NEOs for 2020, with no further adjustments with respect to either award in 2021 and 2022. These awards have been excluded to avoid such a reduction in Compensation Actually Paid under the foregoing circumstances.

Equity Valuation Assumption Difference, Footnote [Text Block]
(4)	The fair value of stock options reported for Compensation Actually Paid is estimated using a Black-Scholes option pricing model in accordance with the SEC rules. This model uses both historical data and current market data to estimate the fair value of options and requires several assumptions. The Company did not grant stock options during 2022. The assumptions used in estimating fair value for option awards granted during 2020-2021 are as follows:
Grant Year	2022	2021	2020
Volatility	–	32.35 – 39.13%	32.63 – 67.99%
Expected life (in years)	–	2.40 – 3.40 years	1.40 – 4.15 years
Expected dividend yield	–	1.51 – 1.81%	0.20 – 3.39%
Risk-free rate	–	1.03 – 4.23%	0.16 – 4.50%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationships Between Compensation Actually Paid and Performance Measures

The graphs below reflect the relationships between the CEO and Average Other NEOs Compensation Actually Paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100), the Company’s TSR performance to peer group, and to GAAP Net Income and EBIT per share for each of the fiscal years ended December 31, 2020, 2021 and 2022:

In accordance with new requirements under Item 402(v) of Regulation S-K, the above graphs present the relationships as required between the Compensation Actually Paid measure and other performance measures. Our Compensation Committee remains deliberative about designing and implementing executive compensation programs that attract, retain and incentivize Company leadership to deliver strong results in the best long-term interests of our stockholders. These decisions are made independently of disclosure requirements. Our CEO and Other NEOs receive a significant portion of their pay in the form of equity compensation which remains very sensitive to stock price fluctuations. Compensation Actually Paid is a measure to be viewed alongside performance measures as an addition to the Company’s compensation strategy discussed elsewhere in the Compensation Discussion and Analysis, not in replacement.

Compensation Actually Paid vs. Net Income [Text Block]

Relationships Between Compensation Actually Paid and Performance Measures

The graphs below reflect the relationships between the CEO and Average Other NEOs Compensation Actually Paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100), the Company’s TSR performance to peer group, and to GAAP Net Income and EBIT per share for each of the fiscal years ended December 31, 2020, 2021 and 2022:

In accordance with new requirements under Item 402(v) of Regulation S-K, the above graphs present the relationships as required between the Compensation Actually Paid measure and other performance measures. Our Compensation Committee remains deliberative about designing and implementing executive compensation programs that attract, retain and incentivize Company leadership to deliver strong results in the best long-term interests of our stockholders. These decisions are made independently of disclosure requirements. Our CEO and Other NEOs receive a significant portion of their pay in the form of equity compensation which remains very sensitive to stock price fluctuations. Compensation Actually Paid is a measure to be viewed alongside performance measures as an addition to the Company’s compensation strategy discussed elsewhere in the Compensation Discussion and Analysis, not in replacement.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationships Between Compensation Actually Paid and Performance Measures

The graphs below reflect the relationships between the CEO and Average Other NEOs Compensation Actually Paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100), the Company’s TSR performance to peer group, and to GAAP Net Income and EBIT per share for each of the fiscal years ended December 31, 2020, 2021 and 2022:

In accordance with new requirements under Item 402(v) of Regulation S-K, the above graphs present the relationships as required between the Compensation Actually Paid measure and other performance measures. Our Compensation Committee remains deliberative about designing and implementing executive compensation programs that attract, retain and incentivize Company leadership to deliver strong results in the best long-term interests of our stockholders. These decisions are made independently of disclosure requirements. Our CEO and Other NEOs receive a significant portion of their pay in the form of equity compensation which remains very sensitive to stock price fluctuations. Compensation Actually Paid is a measure to be viewed alongside performance measures as an addition to the Company’s compensation strategy discussed elsewhere in the Compensation Discussion and Analysis, not in replacement.

Total Shareholder Return Vs Peer Group [Text Block]

Relationships Between Compensation Actually Paid and Performance Measures

The graphs below reflect the relationships between the CEO and Average Other NEOs Compensation Actually Paid (“CAP”) and the Company’s cumulative indexed Total Shareholder Return (“TSR”), (assuming an initial fixed investment of $100), the Company’s TSR performance to peer group, and to GAAP Net Income and EBIT per share for each of the fiscal years ended December 31, 2020, 2021 and 2022:

In accordance with new requirements under Item 402(v) of Regulation S-K, the above graphs present the relationships as required between the Compensation Actually Paid measure and other performance measures. Our Compensation Committee remains deliberative about designing and implementing executive compensation programs that attract, retain and incentivize Company leadership to deliver strong results in the best long-term interests of our stockholders. These decisions are made independently of disclosure requirements. Our CEO and Other NEOs receive a significant portion of their pay in the form of equity compensation which remains very sensitive to stock price fluctuations. Compensation Actually Paid is a measure to be viewed alongside performance measures as an addition to the Company’s compensation strategy discussed elsewhere in the Compensation Discussion and Analysis, not in replacement.

Tabular List [Table Text Block]
Performance Metrics	Proxy Statement Reference
EBIT per share, as adjusted	Compensation Discussion & Analysis – Long-Term Incentive Compensation (pp. 38-39)
Adjusted EBITDA	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 37)
Net Room Growth	Compensation Discussion & Analysis – Annual Incentive Compensation (p. 37)

Total Shareholder Return Amount	$ 118.4	146.27	95.85
Peer Group Total Shareholder Return Amount	66.82	88.38	73.74
Net Income (Loss)	$ 355,000,000	$ 244,000,000	$ (132,000,000)
Company Selected Measure Amount | $ / shares	6.65	5.68	2.94
Minimum target percentage required for PSUs to be earned	100.00%
PEO Name	Geoffrey A. Ballotti	Geoffrey A. Ballotti	Geoffrey A. Ballotti
Volatility	0.00%
Volatility, Minimum		32.35%	32.63%
Volatility, Maximum		39.13%	67.99%
Expected life, minimum		2 years 4 months 24 days	1 year 4 months 24 days
Expected life, maximum		3 years 4 months 24 days	4 years 1 month 24 days
Expected Dividend Yield	0.00%
Expected dividend yield, minimum		1.51%	0.20%
Expected dividend yield, maximum		1.81%	3.39%
Risk-free Rate	0.00%
Risk-free Rate, Minimum		1.03%	0.16%
Risk-free Rate, Maximum		4.23%	4.50%
Additional 402(v) Disclosure [Text Block]

Related Party Transactions

Wyndham Hotels is a party to an Aircraft Timesharing Agreement with a limited liability company owned by Mr. Holmes’ immediate family (the “Holmes LLC”) pursuant to which the Holmes LLC granted us the right to use the aircraft that it owns on a timesharing basis in accordance with, and subject to the reimbursement of certain operating costs and expenses as provided in, the federal aviation regulations. Since January 1, 2022, we paid operating costs and expenses under this timesharing agreement for aircraft usage during 2022 of $234,722. Additionally, in January 2022, we paid $133,937 for operating costs and expenses for aircraft usage during 2021, which amount was previously reported in last year’s proxy statement. The Holmes LLC is solely responsible for the physical and technical operation of the aircraft, aircraft maintenance and the cost of maintaining aircraft liability insurance, as provided in the federal aviation regulations.

From time to time, Mr. Holmes has made passive investments in entities involved in the financing and development of hotel properties for which Wyndham Hotels serves as a franchisor or manager. In each case, Mr. Holmes owns less than 10% of the entity, possesses no substantive voting rights, is not a general partner, manager or executive of the entity and does not otherwise possess any control over the entity. In accordance with our Director Code of Conduct and Ethics, Mr. Holmes reviewed each investment transaction in advance with our Corporate Governance Committee Chair. In the future, Mr. Holmes may make similar investments or enter into similar transactions to support the financing and development of hotel properties franchised, managed or otherwise affiliated with Wyndham Hotels.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	EBIT per share, as adjusted
Non-GAAP Measure Description [Text Block]
(10)	Earnings Before Interest and Taxes, or “EBIT per share,” as adjusted, is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link Compensation Actually Paid to the CEO and Other NEOs, and additional information regarding how this measure is defined is reflected in the Compensation Discussion and Analysis on the pages referenced below. The unranked list of performance metrics is below and the use of each metric is further discussed in the “Compensation Discussion and Analysis” section of this Proxy Statement as shown in the Proxy Statement Reference column.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Room Growth
PEO [Member]
Pay vs Performance Disclosure [Table]
Excluded adjustment for LTIP modifier grants awarded in 2020 in form of PSUs	$ 0	$ 0	$ 0
Excluded adjustment for LTIP modifier grants awarded in 2019 in form of PSUs	0	0	(1,317,496)
PEO [Member] | Adjustment for Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,999,974)	(14,600,000)	(4,500,000)
PEO [Member] | Adjustment for Year- End Fair Value of Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,463,895	20,613,575	7,931,831
PEO [Member] | Adjustment for Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,900,974)	7,932,664	1,318,023
PEO [Member] | Adjustment for Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(886,654)	1,199,193	(560,432)
PEO [Member] | Adjustment for Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment for Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	205,651	187,424	54,270
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Excluded adjustment for LTIP modifier grants awarded in 2020 in form of PSUs	0	0	0
Excluded adjustment for LTIP modifier grants awarded in 2019 in form of PSUs	0	0	(172,227)
Non-PEO NEO [Member] | Adjustment for Original Grant Date Fair value of Stock Awards and Option Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,706,121)	(1,532,292)	(1,291,667)
Non-PEO NEO [Member] | Adjustment for Year- End Fair Value of Awards Granted in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,290,631	2,106,488	1,258,111
Non-PEO NEO [Member] | Adjustment for Change in Fair Value of Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,001,586)	925,964	63,574
Non-PEO NEO [Member] | Adjustment for Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(75,966)	176,636	(154,298)
Non-PEO NEO [Member] | Adjustment for Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(423,164)	(428,950)
Non-PEO NEO [Member] | Adjustment for Value of Dividends or other Earnings Paid on Stock Awards or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 44,460	$ 24,587	$ 7,916